Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Inventories, net
Schedule of Inventories, net

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Products	58,795,341	60,454,174
Packing materials and others	223,234	470,386

Inventories	59,018,575	60,924,560
Inventory valuation allowance	(1,086,419)	(1,992,041)

Inventories, net	57,932,156	58,932,519